UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

Item 1: Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.6%)
Pennsylvania (100.6%)
Allegheny County PA GO VRDO	0.020%	3/6/15 LOC	32,275	32,275
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University)	5.000%	3/1/15	3,500	3,500
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.010%	3/2/15	93,320	93,320
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) VRDO	0.020%	3/6/15	10,000	10,000
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.010%	3/2/15 LOC	34,425	34,425
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.020%	3/2/15 LOC	2,450	2,450
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.020%	3/6/15 LOC	83,500	83,500
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.030%	3/6/15	9,750	9,750
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.030%	3/6/15	8,420	8,420
Bucks County PA GO	3.000%	6/1/15	3,050	3,072
Bucks County PA GO	4.000%	12/1/15	1,635	1,682
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.030%	3/6/15 LOC	12,440	12,440
Butler County PA General Authority Revenue
(North Allegheny School District Project)
VRDO	0.020%	3/6/15	14,080	14,080
Cambria County PA Industrial Development
Authority Revenue (American National Red
Cross) VRDO	0.030%	3/6/15 LOC	17,200	17,200
1 Central Bradford PA Progress Authority
Revenue (Robert Packer Hospital) TOB
VRDO	0.020%	3/6/15 LOC	12,330	12,330
Chester County PA GO	1.000%	7/15/15	2,855	2,864
Chester County PA GO	2.500%	9/1/15	1,305	1,320
1 Chester County PA Industrial Development
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.050%	3/6/15 (13)	15,935	15,935
Chester PA Water Authority Revenue	3.000%	12/1/15	1,110	1,133
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group) VRDO	0.010%	3/6/15 LOC	8,925	8,925
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.010%	3/6/15	29,545	29,545

Delaware County PA GO	5.000%	10/1/15	1,000	1,029
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.010%	3/2/15	57,500	57,500
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.050%	3/6/15 (13)	2,515	2,515
Delaware County PA Industrial Development
Authority Revenue (Covanta Energy Project)
VRDO	0.030%	3/6/15 LOC	3,615	3,615
1 Delaware County PA Industrial Development
Authority Revenue (Covanta Energy Project)
VRDO	0.030%	3/6/15 LOC	2,960	2,960
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.030%	3/6/15	20,000	20,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.030%	3/6/15	12,000	12,000
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	3/6/15 LOC	11,785	11,785
2 East Penn PA School District GO	2.000%	10/1/15	1,960	1,978
Emmaus PA General Authority Revenue VRDO	0.020%	3/6/15 LOC	8,800	8,800
Emmaus PA General Authority Revenue VRDO	0.020%	3/6/15 LOC	19,800	19,800
Emmaus PA General Authority Revenue VRDO	0.020%	3/6/15 LOC	11,600	11,600
Emmaus PA General Authority Revenue VRDO	0.020%	3/6/15 LOC	10,000	10,000
Emmaus PA General Authority Revenue VRDO	0.020%	3/6/15 LOC	12,500	12,500
Emmaus PA General Authority Revenue VRDO	0.020%	3/6/15 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.020%	3/6/15 LOC	8,700	8,700
Emmaus PA General Authority Revenue VRDO	0.020%	3/6/15 LOC	11,800	11,800
Emmaus PA General Authority Revenue VRDO	0.020%	3/6/15 LOC	2,500	2,500
Emmaus PA General Authority Revenue VRDO	0.020%	3/6/15 LOC	7,900	7,900
Emmaus PA General Authority Revenue VRDO	0.020%	3/6/15 LOC	500	500
Emmaus PA General Authority Revenue VRDO	0.020%	3/6/15 LOC	57,300	57,300
Emmaus PA General Authority Revenue VRDO	0.020%	3/6/15 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.020%	3/6/15 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.020%	3/6/15 LOC	10,900	10,900
Emmaus PA General Authority Revenue VRDO	0.020%	3/6/15 LOC	6,900	6,900
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.030%	3/6/15	5,000	5,000
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.030%	3/6/15	2,785	2,785
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.030%	3/6/15	5,225	5,225
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	3/2/15	12,500	12,500
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	3/2/15	43,300	43,300
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	3/2/15	1,900	1,900
Haverford Township PA School District GO
VRDO	0.020%	3/6/15 LOC	5,000	5,000
Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (Prere.)	2,000	2,052

Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (Prere.)	1,000	1,026
Indiana County PA Hospital Authority Revenue
VRDO	0.020%	3/6/15 LOC	3,400	3,400
1 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.030%	3/6/15	3,410	3,410
Lehigh County Go	5.000%	11/15/15	3,000	3,102
Lower Merion PA School District GO VRDO	0.020%	3/6/15 LOC	28,365	28,365
Lower Merion PA School District GO VRDO	0.020%	3/6/15 LOC	5,600	5,600
3 Manheim Township PA School District GO	0.156%	5/1/15	1,600	1,600
2 Manheim Township PA School District GO	1.500%	12/1/15	1,645	1,660
Montgomery County PA GO VRDO	0.010%	3/2/15	16,490	16,490
Montgomery County PA Industrial Development
Authority Revenue (Friends' Central School
Project) VRDO	0.010%	3/6/15 LOC	2,515	2,515
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue (Providence
Point Project) VRDO	0.030%	3/6/15 LOC	10,000	10,000
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.030%	3/6/15	7,120	7,120
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.010%	3/6/15	16,185	16,185
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.010%	3/6/15	12,290	12,290
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.010%	3/6/15	11,280	11,280
Nuveen PA Investment Quality Municipal Fund
VRDP VRDO	0.120%	3/6/15 LOC	28,500	28,500
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.120%	3/6/15 LOC	39,000	39,000
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	0.040%	3/6/15 LOC	5,000	5,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	7/1/15	6,020	6,099
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/16	6,000	6,241
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue Bonds	5.000%	7/1/15	36,790	37,397
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.030%	3/6/15 (13)	9,900	9,900
Pennsylvania GO	5.000%	4/15/15	7,000	7,042
Pennsylvania GO	5.000%	5/1/15	5,000	5,041
Pennsylvania GO	5.000%	6/1/15	13,280	13,443
Pennsylvania GO	5.000%	6/15/15	5,000	5,071
Pennsylvania GO	5.000%	7/1/15	13,600	13,823
Pennsylvania GO	5.000%	11/15/15	10,000	10,344
Pennsylvania GO	5.000%	1/1/16	625	650

Pennsylvania GO	5.000%	1/1/16 (Prere.)	8,510	8,854
Pennsylvania GO	5.000%	1/1/16 (Prere.)	9,625	10,012
Pennsylvania GO	5.000%	2/15/16	5,000	5,234
Pennsylvania GO	5.000%	3/15/16	26,010	27,315
1 Pennsylvania GO TOB VRDO	0.020%	3/6/15	10,400	10,400
1 Pennsylvania GO TOB VRDO	0.030%	3/6/15	5,000	5,000
1 Pennsylvania GO TOB VRDO	0.030%	3/6/15	12,825	12,825
1 Pennsylvania GO TOB VRDO	0.030%	3/6/15	11,400	11,400
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.010%	3/6/15 LOC	15,810	15,810
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.020%	3/6/15 LOC	8,350	8,350
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.020%	3/6/15 LOC	15,910	15,910
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/15	6,310	6,399
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Presbyterian Medical
Center) TOB VRDO	0.030%	3/6/15	7,200	7,200
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)
VRDO	0.020%	3/6/15 LOC	14,000	14,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.020%	3/6/15 LOC	18,040	18,040
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB PUT	0.140%	7/9/15	5,000	5,000
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.010%	3/6/15	54,460	54,460
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.030%	3/6/15	7,570	7,570
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.070%	3/6/15	2,300	2,300
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.030%	3/6/15	6,870	6,870
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.030%	3/6/15	28,775	28,775
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.030%	3/6/15	17,455	17,455
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.030%	3/6/15	16,235	16,235
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.030%	3/6/15	24,195	24,195
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.030%	3/2/15 LOC	5,000	5,000
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.040%	4/1/15 LOC	38,700	38,700
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/15	5,500	5,578
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.030%	3/6/15	5,050	5,050
Pennsylvania State University Revenue	5.000%	3/1/15	1,000	1,000

Pennsylvania State University Revenue PUT	0.150%	6/1/15	49,235	49,235
1 Pennsylvania State University Revenue TOB
VRDO	0.020%	3/6/15 LOC	14,800	14,800
1 Pennsylvania State University Revenue TOB
VRDO	0.030%	3/6/15	6,100	6,100
3 Pennsylvania Turnpike Commission Revenue	0.070%	6/1/15	5,000	5,000
3 Pennsylvania Turnpike Commission Revenue	0.070%	6/1/15	22,920	22,920
Philadelphia Authority for Industrial
Development Revenue (Gift of Life Donor
Program) VRDO	0.020%	3/6/15 LOC	10,660	10,660
Philadelphia PA Airport Revenue VRDO	0.020%	3/6/15 LOC	8,500	8,500
Philadelphia PA Airport Revenue VRDO	0.030%	3/6/15 LOC	22,090	22,090
1 Philadelphia PA Authority for Industrial
Development Revenue (Children's Hospital of
Philadelphia Project) TOB VRDO	0.030%	3/6/15	5,000	5,000
1 Philadelphia PA Authority for Industrial
Development Revenue (Children's Hospital of
Philadelphia Project) TOB VRDO	0.030%	3/6/15	2,500	2,500
Philadelphia PA Authority for Industrial
Development Revenue (Inglis House Project)
VRDO	0.020%	3/6/15	20,800	20,800
Philadelphia PA Gas Works Revenue VRDO	0.020%	3/6/15 LOC	17,900	17,900
Philadelphia PA Gas Works Revenue VRDO	0.020%	3/6/15 LOC	14,000	14,000
Philadelphia PA GO VRDO	0.020%	3/6/15 LOC	60,550	60,550
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
TOB VRDO	0.030%	3/6/15	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.030%	3/2/15	16,600	16,600
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.030%	3/2/15	16,185	16,185
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.010%	3/6/15 LOC	33,250	33,250
Philadelphia PA School District GO VRDO	0.020%	3/6/15 LOC	63,475	63,475
Philadelphia PA TRAN	1.000%	6/30/15	15,000	15,043
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.030%	3/6/15 (13)	45,210	45,210
Philadelphia PA Water & Waste Water Revenue
VRDO	0.010%	3/6/15 LOC	29,870	29,870
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.010%	3/6/15 LOC	18,900	18,900
Pottsgrove PA School District GO	2.000%	4/15/15	600	601
Radnor Township PA School District GO	2.000%	11/15/15	1,540	1,560
Ridley PA School District GO VRDO	0.020%	3/6/15 LOC	8,885	8,885
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.030%	3/6/15	10,000	10,000
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.030%	3/6/15	18,460	18,460

St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)
VRDO	0.010%	3/6/15	18,415	18,415
State Public School Building Authority
Pennsylvania Revenue (Haverford Township
School District)	5.250%	3/15/16 (Prere.)	1,755	1,846
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	0.020%	3/6/15	18,120	18,120
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.020%	3/6/15	3,700	3,700
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	7/22/15	23,000	23,170
University of Pittsburgh PA Revenue CP	0.080%	3/2/15	25,000	25,000
University of Pittsburgh PA Revenue CP	0.080%	3/2/15	7,500	7,500
University of Pittsburgh PA Revenue CP	0.080%	3/2/15	7,500	7,500
University of Pittsburgh PA Revenue CP	0.060%	4/1/15	20,000	20,000
University of Pittsburgh PA Revenue CP	0.080%	4/1/15	20,000	20,000
University of Pittsburgh PA Revenue CP	0.060%	5/4/15	13,821	13,821
University of Pittsburgh PA Revenue CP	0.060%	5/4/15	20,000	20,000
University of Pittsburgh PA Revenue CP	0.050%	5/18/15	3,750	3,750
University of Pittsburgh PA Revenue CP	0.060%	5/18/15	5,000	5,000
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	0.030%	3/6/15 LOC	8,650	8,650
West Chester PA Area School District GO	5.000%	11/15/15 (Prere.)	2,500	2,585
Wilson PA School District GO	5.250%	12/1/15 (Prere.)	1,500	1,558
Woodland Hills PA School District GO	5.000%	9/1/15 (Prere.)	2,715	2,781
York County PA GO	1.000%	4/30/15	6,650	6,660
York County PA GO	3.000%	6/1/15	1,925	1,939
York County PA Industrial Development
Authority Revenue (Crescent Industries Inc.
Project) VRDO	0.110%	3/6/15 LOC	2,260	2,260
Total Tax-Exempt Municipal Bonds (Cost $2,226,755)				2,226,755
Total Investments (100.6%) (Cost $2,226,755)				2,226,755
Other Assets and Liabilities-Net (-0.6%)				(14,213)
Net Assets (100%)				2,212,542

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $374,310,000, representing 16.9% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2015.
3 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.

Pennsylvania Tax-Exempt Money Market Fund

GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

Pennsylvania Tax-Exempt Money Market Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.0%)
Pennsylvania (100.9%)
Abington PA School District GO	5.000%	4/1/32 (4)	1,495	1,532
Allegheny County PA GO	5.000%	11/1/23	2,570	3,032
Allegheny County PA GO	5.000%	12/1/25	1,180	1,418
Allegheny County PA GO	5.000%	11/1/27	2,575	2,991
Allegheny County PA GO	5.000%	11/1/29	4,000	4,559
Allegheny County PA GO	5.000%	12/1/30	1,365	1,579
Allegheny County PA GO	5.250%	12/1/32	1,000	1,156
Allegheny County PA GO	5.250%	12/1/33	1,000	1,156
Allegheny County PA GO	5.000%	12/1/34	3,600	4,047
Allegheny County PA GO	5.000%	12/1/34	1,695	1,938
Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	11,228
Allegheny County PA GO	5.000%	12/1/37	10,000	11,228
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University)	5.000%	3/1/24	6,750	8,056
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	2,545	2,757
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.250%	3/1/26	4,005	4,587
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/28	1,940	2,224
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,700	1,943
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/30	1,180	1,362
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	770	878
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/33	1,000	1,118
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.891%	2/1/21	3,760	3,766
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/23 (14)	5,745	7,221
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,020	4,580
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.991%	2/1/37	3,000	2,704

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,835	12,381
Allegheny County PA Industrial Development
Authority Health Care Revenue (Vincentian
Collaborative System) VRDO	0.030%	3/6/15 LOC	3,725	3,725
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,921
Allegheny County PA Sanitary Authority Sewer
Revenue	5.500%	12/1/16 (ETM)	11,295	12,125
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/24 (14)	6,000	6,209
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/26 (4)	4,925	5,735
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/30 (4)	3,500	4,022
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/32 (14)	12,000	12,922
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/41 (15)	3,500	4,053
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/44 (15)	6,210	7,176
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	400	450
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	250	277
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	7,880	8,598
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	8,120	8,785
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	190	190
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	1,230	1,231
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	2,475	2,477
Annville Cleona PA School District GO	6.000%	3/1/28 (4)	80	80
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/20	2,000	2,320
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/22	1,240	1,460
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/23	1,750	2,047
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,863
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,273
Bensalem Township PA School District GO	5.250%	6/15/24 (14)	3,700	4,066
Berks County PA GO	0.000%	11/15/15 (14)	6,250	6,235
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	4,055
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,382
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,935	7,683
Bethlehem PA Water Authority Revenue	5.000%	11/15/21 (15)	2,150	2,518
Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	3,425	3,516
Bristol Township PA School District GO	5.250%	6/1/37	5,000	5,770
Bucks County PA GO	4.000%	12/1/28	1,235	1,349

Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,256
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,247
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	3,923
Butler County PA General Authority Revenue
(South Park School District Project) VRDO	0.080%	3/6/15	7,055	7,055
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.125%	7/1/19 (Prere.)	1,075	1,347
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.250%	7/1/19 (Prere.)	310	390
1 Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/26	500	578
1 Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/27	490	559
1 Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/28	540	609
1 Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/29	1,670	1,867
1 Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/30	1,370	1,527
1 Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/35	4,430	4,917
1 Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/39	3,250	3,590
Cambria County PA GO	5.000%	8/1/22 (15)	1,500	1,753
Cambria County PA GO	5.000%	8/1/23 (15)	1,500	1,757
Canon-McMillan PA School District GO	5.000%	12/15/37 (15)	3,000	3,435
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,125	8,461
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,453
2 Central Bradford PA Progress Authority
Revenue (Robert Packer Hospital) TOB
VRDO	0.020%	3/6/15 LOC	4,580	4,580
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	6,872
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	5,000	5,443
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/41	4,465	5,279
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,245
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/46	6,930	8,494
Chambersburg PA Area School District GO	5.250%	9/1/15 (Prere.)	2,125	2,180
Chambersburg PA Area School District GO	5.250%	9/1/15 (Prere.)	1,680	1,724
Chambersburg PA Area School District GO	5.250%	2/1/37	2,535	2,825
1 Chartiers Valley PA School District GO	5.000%	10/15/35	1,135	1,292
1 Chartiers Valley PA School District GO	5.000%	10/15/40	2,750	3,102
Chester County PA GO	5.000%	7/15/17 (Prere.)	4,345	4,796
Chester County PA GO	5.000%	7/15/17 (Prere.)	5,000	5,519
Chester County PA GO	5.000%	11/15/30	3,740	4,347
Chester County PA GO	5.000%	11/15/31	2,350	2,722
Chester County PA GO	5.000%	11/15/31	3,000	3,539
Chester County PA GO	5.000%	11/15/32	1,000	1,154

Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/18	1,105	1,162
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/20	650	680
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/22	795	828
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,639
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	3,068
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	33,874
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,199
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	785	844
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	2,990	3,186
Chester County PA School Authority Revenue	5.000%	10/1/15 (Prere.)	2,670	2,747
Chester County PA School Authority Revenue	5.000%	10/1/15 (Prere.)	1,000	1,029
Chester County PA School Authority Revenue	5.000%	10/1/15 (Prere.)	1,575	1,620
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/29	2,000	2,155
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	5,090
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/33	3,000	3,186
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,486
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,115
Commonwealth Financing Authority
Pennsylvania Revenue	5.250%	6/1/23 (14)	5,000	5,065
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,554
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,637
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,712
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/27	2,700	2,772
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	2,000	2,233
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	2,225	2,517
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,243

Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,105	3,471
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	5.000%	5/1/37	2,500	2,708
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	5,770
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	260	305
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	15,165	17,718
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	20,500	22,182
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group) VRDO	0.010%	3/6/15 LOC	2,000	2,000
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,025	5,164
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/15 (Prere.)	3,900	3,981
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,139
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,136
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	685
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/27	3,240	3,813
Delaware County PA Vocational-Technical
School Authority Lease Revenue (Delaware
County Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,383
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,100	1,282
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	2,935	3,398
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,821
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,726
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	3,125
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,000	3,424
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	1,138
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	3,500	4,049
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/34	3,500	4,005
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	11,228
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	12,000	13,672
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	10,000	11,352

Delaware Valley PA Regional Finance Authority
Revenue	7.750%	7/1/27 (2)	100	143
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	40	47
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	500	612
Doylestown PA Hospital Authority Revenue	5.000%	7/1/20 (12)	5,060	5,597
Doylestown PA Hospital Authority Revenue	5.000%	7/1/21 (12)	3,000	3,344
Doylestown PA Hospital Authority Revenue	5.000%	7/1/22 (12)	3,455	3,825
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,110
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,858
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,272
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,085
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	938
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,384
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/34	1,000	1,075
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,331
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,250	4,481
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/38	2,500	2,779
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/41	2,100	2,331
East Stroudsburg PA Area School District GO	5.000%	9/1/29 (4)	7,085	7,721
Erie City PA Water Authority Revenue	5.000%	12/1/49 (4)	5,000	5,589
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	5,662
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	3,250	3,352
Fox Chapel PA Area School District GO	5.000%	8/1/28	1,000	1,168
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,455
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,075	18,912
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.125%	6/1/34	5,000	5,585
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.250%	6/1/39	20,735	23,257
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/41	5,000	5,669
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	3/2/15	2,000	2,000
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	3/2/15	1,900	1,900
Hampden Township PA GO	5.000%	5/15/31	1,060	1,231
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	4,970	5,078
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	4,288
Hazleton PA Area School District GO	0.000%	3/1/22 (14)	5,265	4,450
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,625
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,348
Jim Thorpe PA Area School District GO	5.000%	3/15/25 (15)	370	441

Jim Thorpe PA Area School District GO	5.000%	3/15/26 (15)	320	378
Jim Thorpe PA Area School District GO	5.000%	3/15/27 (15)	300	353
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	2,022
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,856
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,296
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,270
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	946
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,499
Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project)	5.000%	3/15/26	4,955	5,338
Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project)	5.000%	7/1/42	6,000	6,620
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/30	3,000	3,463
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/31	4,235	4,879
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/32	2,600	2,986
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	9,000	10,308
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/27	2,775	2,908
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/37	4,000	4,394
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.000%	5/1/21	500	537
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.375%	5/1/28	1,250	1,361
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.750%	5/1/35	2,200	2,434
Lehigh County PA Authority Water & Sewer
Revenue	0.000%	12/1/24	1,695	1,232
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	14,305	16,188
Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	4,000	4,551
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	7.000%	7/1/16 (14)	1,480	1,550
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	5,000	5,190
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/35 (4)	5,000	5,434
Lower Merion PA School District GO	5.000%	9/1/28	7,845	8,556
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,510
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,458
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,923

Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	11,181
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,222
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,926
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	6,089
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	7,372
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.375%	7/1/23	565	630
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.500%	7/1/28	35	38
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,419
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	4,545
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,476
Middletown PA School District GO	5.000%	3/1/29	1,660	1,898
Middletown PA School District GO	5.000%	3/1/30	2,865	3,270
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,090
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/32	1,400	1,521
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	1,500	1,709
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,593
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,865	12,078
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	345	371
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	360	387
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	90	97
Montgomery County PA GO	5.000%	10/15/28	11,505	12,266
Montgomery County PA GO	5.000%	10/15/31	6,015	6,411
Montgomery County PA GO VRDO	0.010%	3/2/15	3,400	3,400
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,000	5,563
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	14,705	16,407
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/33	13,545	14,915
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,328
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	6,016
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/24	1,165	1,321

Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/25	1,200	1,342
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/26	1,000	1,107
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/27	1,000	1,096
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.250%	1/1/36	16,000	16,161
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	4,110	4,519
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/22	2,500	2,612
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/25 (14)	6,500	6,643
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/26 (14)	3,550	3,627
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/27 (14)	3,300	3,369
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.250%	8/1/33	6,970	8,021
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/38	14,420	16,567
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,565	1,820
1 Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.000%	1/1/30	1,000	1,013
1 Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	4,000	4,050
Moon Area School District PA GO	5.000%	11/15/28 (4)	5,000	5,166
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue (Providence
Point Project) VRDO	0.030%	3/6/15 LOC	10,000	10,000
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,904
North Pocono PA School District GO	5.000%	9/15/15 (Prere.)	4,035	4,143
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,250	1,397
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	1,295	1,443
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.375%	8/15/28	6,675	7,454

Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/33	10,000	10,809
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	5,100	5,688
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/32	4,000	4,607
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/43	3,000	3,389
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	5.000%	11/15/39	2,595	2,904
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,775	1,860
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	1,040
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/23	9,000	10,514
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/29 (4)	2,000	1,079
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/30 (4)	3,710	1,911
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/31 (4)	3,000	3,548
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/32 (4)	3,000	3,538
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/36 (4)	6,045	2,386
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/38 (4)	5,525	1,942
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.250%	1/1/44 (4)	6,500	7,280
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/28	3,000	3,503
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	5,000	5,741
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	10,000	11,428
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	13,032
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	4,500	5,033
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45	5,000	5,560

Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/22	8,000	8,799
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/23	8,000	8,318
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,822
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	6,218
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,782
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	4,075	4,626
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	11,166
Pennsylvania GO	5.000%	2/15/16	16,000	16,733
Pennsylvania GO	5.000%	4/15/16	5,000	5,266
Pennsylvania GO	5.000%	7/1/17	16,000	17,597
Pennsylvania GO	5.000%	8/1/17	10,000	11,028
Pennsylvania GO	5.000%	2/15/18	12,745	14,213
Pennsylvania GO	5.000%	5/1/18	15,000	16,825
Pennsylvania GO	5.000%	5/1/19	5,000	5,748
Pennsylvania GO	5.000%	7/1/19	15,000	17,316
Pennsylvania GO	5.000%	7/1/20	7,225	8,489
Pennsylvania GO	5.000%	11/15/20	8,740	10,325
Pennsylvania GO	5.375%	7/1/21	16,000	19,496
Pennsylvania GO	5.000%	7/1/22	10,000	12,032
Pennsylvania GO	5.000%	11/15/24	10,000	11,846
Pennsylvania GO	5.000%	6/1/25	10,000	11,893
Pennsylvania GO	5.000%	11/15/25	10,000	11,929
Pennsylvania GO	5.000%	6/1/26	10,000	11,802
Pennsylvania GO	5.000%	11/15/26	6,705	7,888
Pennsylvania GO	5.000%	6/1/27	10,000	11,723
Pennsylvania GO	5.000%	3/15/28	18,550	22,099
Pennsylvania GO	5.000%	4/1/28	10,000	11,611
Pennsylvania GO	5.000%	6/1/28	5,000	5,820
Pennsylvania GO	4.000%	10/15/28	10,000	10,821
Pennsylvania GO	4.000%	4/1/29	10,000	10,714
Pennsylvania GO	5.000%	11/15/29	5,000	5,800
Pennsylvania GO	4.000%	4/1/30	10,000	10,588
Pennsylvania GO	4.000%	6/15/30	10,000	10,664
Pennsylvania GO	5.000%	10/15/30	6,650	7,699
Pennsylvania GO	5.000%	10/15/31	14,955	17,227
Pennsylvania GO	5.000%	6/1/32	8,115	9,127
Pennsylvania GO	5.000%	10/15/32	15,000	17,205
2 Pennsylvania GO TOB VRDO	0.070%	3/6/15	8,000	8,000
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/20	595	658

Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/21	1,245	1,383
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/27	1,250	1,355
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/42	535	565
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/25	600	737
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/26	900	1,096
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/37 (2)	5,000	5,403
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,661
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,438
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,371
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,230
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	5,374
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,131
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	10,457
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.010%	3/2/15 LOC	3,205	3,205
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.621%	7/1/17 (10)	2,885	2,889
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	10,169
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	534
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	8,445	9,706
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,597
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,811
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	4,139
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,884
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	6,223
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,151
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	6,259

Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,565
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/24	1,055	1,189
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/27	1,175	1,288
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/28	1,250	1,358
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/32	2,000	2,135
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	2,000	2,123
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,471
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	4,940	5,149
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	4.500%	7/1/28 (10)	5,000	5,024
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/31 (10)	5,000	5,097
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/33	1,265	1,394
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/34	4,000	4,382
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	9,920	10,943
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.030%	3/6/15 LOC	4,500	4,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/23 (14)	7,000	7,361
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24 (14)	12,680	13,329
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,766
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	11,120	12,494
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	2,965	3,362
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39 (2)	9,000	9,622
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39	9,565	10,623
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/40	1,000	1,080
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	22,800	25,281

Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	10,000	11,189
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/23	1,130	1,338
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/27	1,285	1,508
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/27	2,700	3,324
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	3,390	3,959
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/28	4,015	4,896
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/29	1,600	1,861
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/30	2,260	2,607
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/34	5,000	5,942
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/35	5,000	5,927
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/41	9,400	10,576
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/24	2,765	3,249
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.250%	8/15/25	4,000	4,735
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,494
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	4,403
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,273
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/41	4,000	4,777
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	16,260	18,133
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	11/1/28 (10)	4,080	4,260

Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/18 (Prere.)	2,745	3,143
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/18 (Prere.)	2,285	2,616
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/18 (Prere.)	1,800	2,061
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/36	3,515	3,975
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/42	4,700	5,255
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/15 (Prere.)	1,200	1,222
2 Pennsylvania Higher Educational Facilities
Authority Revenue TOB VRDO	0.040%	3/6/15	2,100	2,100
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	2,125	2,474
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	4,000	4,252
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,630
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	1,500	1,567
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.500%	10/1/30	1,500	1,551
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	17,530	19,880
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/22	3,230	3,798
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/27 (4)	12,880	13,709
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	18,305	19,440
Pennsylvania State University Revenue	5.000%	8/15/19	920	1,019
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,424
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,288
Pennsylvania State University Revenue	5.250%	8/15/23	2,000	2,488
Pennsylvania State University Revenue	5.000%	8/15/24	2,000	2,223
Pennsylvania State University Revenue	5.000%	9/1/24	5,000	5,020
Pennsylvania State University Revenue	5.000%	9/1/24	3,000	3,073
Pennsylvania State University Revenue	5.000%	3/1/26	4,800	5,426
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,127
Pennsylvania State University Revenue	5.000%	9/1/29	7,625	7,652
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,558
Pennsylvania State University Revenue	5.000%	9/1/34	4,325	4,341
2 Pennsylvania State University Revenue TOB
VRDO	0.020%	3/6/15 LOC	4,800	4,800

Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/27	2,540	2,928
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/29	2,925	3,342
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,491
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	2,720	3,007
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/41	7,000	8,046
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,430	6,073
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,282
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,197
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	880
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.030%	3/6/15 (4)	26,915	26,915
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.030%	3/6/15 (4)	11,500	11,500
3 Pennsylvania Turnpike Commission Revenue	0.570%	12/1/16	1,310	1,314
3 Pennsylvania Turnpike Commission Revenue	0.620%	12/1/17	4,000	4,017
3 Pennsylvania Turnpike Commission Revenue	0.700%	12/1/18	1,000	1,005
3 Pennsylvania Turnpike Commission Revenue	1.290%	12/1/20	2,500	2,558
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	1,000	1,161
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	19,153
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	14,208
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,491
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/29	2,525	3,036
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,165
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,818
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/30	2,500	3,002
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	9,500	10,941
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	10,000	11,471
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	19,954
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,188
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,262
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,800	11,224
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,000	2,257
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	10,000	11,408
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,600	2,966
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	13,600
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	2,980
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,642
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	8,650	9,590
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	7,615	8,442
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	21,595	24,688
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,344
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	8,105
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	10,000	11,015
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	30,895	34,349
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	26,183
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	2,000	2,271
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	2,000	2,316
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	8,275

Pennsylvania Turnpike Commission Revenue	5.125%	12/1/40	20	22
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,365	5,454
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	22,000	24,862
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	10,501
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	2,500	2,829
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	4,000	4,524
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,000	6,775
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	2,640	3,036
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,049
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,618
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,638
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,428
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,689
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,677
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	7,877
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/44	10,900	11,165
Philadelphia PA Gas Works Revenue	3.000%	8/1/16 (4)	10	10
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,050	3,230
Philadelphia PA Gas Works Revenue	5.000%	8/1/17 (4)	25	27
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,192
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (2)	25	27
Philadelphia PA Gas Works Revenue	5.000%	7/1/18 (4)	5	6
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	6,000	6,781
Philadelphia PA Gas Works Revenue	3.500%	8/1/18 (4)	75	80
Philadelphia PA Gas Works Revenue	5.000%	8/1/19 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	7/1/20 (4)	15	17
Philadelphia PA Gas Works Revenue	5.000%	7/1/22 (4)	10	12
Philadelphia PA Gas Works Revenue	5.000%	10/1/27 (2)	1,750	1,899
Philadelphia PA Gas Works Revenue	5.000%	10/1/28 (2)	75	81
Philadelphia PA Gas Works Revenue	5.000%	8/1/30 (4)	25	28
Philadelphia PA Gas Works Revenue	5.000%	8/1/32 (4)	5	5
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	3,275
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	145	167
Philadelphia PA Gas Works Revenue	5.250%	8/1/40 (4)	105	121
Philadelphia PA Gas Works Revenue VRDO	0.020%	3/6/15 LOC	1,700	1,700
Philadelphia PA GO	7.125%	7/15/16 (Prere.)	3,500	3,827
Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,519
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,631
Philadelphia PA GO	5.250%	7/15/25	5,000	5,759
Philadelphia PA GO	5.875%	8/1/31	800	858
Philadelphia PA GO	5.250%	7/15/33	3,585	4,149
Philadelphia PA GO	6.000%	8/1/36	7,430	8,706
Philadelphia PA GO	6.500%	8/1/41	3,785	4,579
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	21,155	23,934
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	4.500%	7/1/37	410	426
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,785

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.030%	3/2/15	4,915	4,915
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.030%	3/2/15	11,220	11,220
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.030%	3/2/15	2,600	2,600
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.030%	3/3/15	6,700	6,700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	3,000	3,076
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	5,000	5,348
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,761
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,995
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	295	346
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	12
Philadelphia PA School District GO	5.000%	9/1/19	2,120	2,426
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,554
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,539
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,949
Philadelphia PA School District GO	6.000%	9/1/38	19,695	22,507
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,050
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,579
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,876
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,627
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,975	11,126
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,823
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	7,210	7,909
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	9,000	10,092
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/43	4,375	4,931
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/26 (4)	3,030	3,455
Pittsburgh PA GO	5.000%	9/1/28 (15)	1,500	1,765
Pittsburgh PA GO	5.000%	9/1/31 (15)	1,120	1,306
Pittsburgh PA GO	5.000%	9/1/32 (15)	2,090	2,422
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,157
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	6,857
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	10,000	5,709
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/36	5,000	5,799
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/40	5,000	5,770
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.080%	3/6/15 (4)	39,000	39,000

Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,586
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	3,000	3,091
Pocono Mountains PA Industrial Park Authority
Hospital Revenue (St. Luke's Hospital
Obligated Group)	5.000%	8/15/40	3,750	4,233
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	835	854
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	725	741
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	725	741
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	215	220
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,117
Reading PA School District GO	5.000%	1/15/29 (4)	5,000	5,171
Scranton PA School District GO	5.250%	6/15/27 (10)	2,750	2,908
Scranton PA School District GO	5.250%	6/15/31 (10)	2,375	2,501
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	4,075	4,436
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/16 (Prere.)	5,340	5,673
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30 (12)	5,000	5,172
Somerset PA Area School District GO	5.000%	3/15/17 (Prere.)	7,090	7,726
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (ETM)	3,895	4,227
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	11,440	13,301
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	8,560	9,551
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28	2,775	3,233
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29	1,500	1,744
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,130	1,301
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	2,500	2,830
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	7,019
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,700
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/24	12,000	13,866
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,710
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	3,000	3,417
1 State College PA Area School District GO	5.000%	3/15/34	2,000	2,320
1 State College PA Area School District GO	5.000%	3/15/40	3,000	3,435
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,272
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/23	3,220	3,843
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	7,280

State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,250	1,456
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	5,000	5,052
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/29	400	476
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/30	16,000	17,061
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/30	1,020	1,209
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/43	1,000	1,147
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	2,000	2,261
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,251
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	7,364
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,508
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	16,207
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/34	5,100	5,897
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/15 (ETM)	2,250	2,290
West Chester PA Area School District GO	5.000%	11/15/15 (Prere.)	7,480	7,740
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.000%	1/1/26	655	787
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	5.625%	1/1/32	5,600	6,706
West View PA Municipal Authority Water
Revenue	5.000%	11/15/33	1,500	1,735
West View PA Municipal Authority Water
Revenue	5.000%	11/15/34	1,500	1,727
West View PA Municipal Authority Water
Revenue	5.000%	11/15/39	3,000	3,416
West York PA Area School District GO	5.000%	4/1/33	4,245	4,838
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,500	1,650
Westmoreland County PA Municipal Authority
Revenue	5.250%	8/15/15 (Prere.)	3,490	3,573
Westmoreland County PA Municipal Authority
Revenue	6.125%	7/1/17 (ETM)	3,865	4,114
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/33	9,465	10,795
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	7,895	8,942

Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/15 (3)	5,000	4,992
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	3,989
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/24 (14)	4,000	3,068
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	4,110	4,498
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,505
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,333
Wyoming PA Area School District GO	5.000%	9/1/26 (14)	2,000	2,084
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,020	5,206
York County PA GO	5.000%	12/1/15 (Prere.)	6,000	6,221
York County PA GO	5.000%	6/1/31	2,180	2,559
York County PA GO	5.000%	6/1/33	4,000	4,661
York County PA GO	5.000%	6/1/38	5,000	5,680
				3,223,519
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	3,350	3,658

Guam (0.0%)
Guam Power Authority Revenue	5.000%	10/1/27	1,000	1,136

Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	13

Total Tax-Exempt Municipal Bonds (Cost $3,018,564)				3,228,326
Total Investments (101.0%) (Cost $3,018,564)				3,228,326
Other Assets and Liabilities-Net (-1.0%)				(33,110)
Net Assets (100%)				3,195,216

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2015.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $19,480,000, representing 0.6% of net assets.
3 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.

Pennsylvania Long-Term Tax-Exempt Fund

RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring

Pennsylvania Long-Term Tax-Exempt Fund

before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at February 28, 2015.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2015, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

D. At February 28, 2015, the cost of investment securities for tax purposes was $3,022,142,000. Net unrealized appreciation of investment securities for tax purposes was $206,184,000, consisting of unrealized gains of $207,336,000 on securities that had risen in value since their purchase and $1,152,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 16, 2015
VANGUARD PENNSYLVANIA TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER
Date: April 16, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.